UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
RIVERSOURCE SERIES TRUST

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: April 30
Date of reporting period: July 31, 2010

Investments in Affiliated Funds
Columbia Retirement Plus 2010 Fund
(formerly known as RiverSource Retirement Plus 2010 Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (49.6%)

	Shares	Value(a)
International (9.2%)
RiverSource Disciplined International Equity Fund	111,855	$740,478

U.S. Large Cap (35.3%)
Columbia Large Core Quantitative Fund	308,384	1,470,991
Columbia Large Growth Quantitative Fund	85,445	687,834
Columbia Large Value Quantitative Fund	87,043	691,989

Total		2,850,814

U.S. Small Mid Cap (5.1%)
RiverSource Disciplined Small and Mid Cap Equity Fund	55,309	411,499

Total Equity Funds (Cost: $3,693,787)		$4,002,791

Fixed Income Funds (45.8%)

	Shares	Value(a)
Emerging Markets (2.6%)
Columbia Emerging Markets Bond Fund	18,664	$209,415

Global Bond (2.5%)
Columbia Global Bond Fund	28,119	201,333

High Yield (3.5%)
Columbia High Yield Bond Fund	105,184	282,945

Inflation Protected Securities (1.5%)
Columbia Inflation Protected Securities Fund	11,628	120,469

Investment Grade (35.7%)
Columbia Diversified Bond Fund	572,284	2,878,586

Total Fixed Income Funds (Cost: $3,534,713)		$3,692,748

Alternative Investments (3.0%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	23,627	(b)	$240,290

Total Alternative Investments (Cost: $235,466)			$240,290

Cash Equivalents (2.0%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	158,342	$158,342

Total Cash Equivalents (Cost: $158,342)		$158,342

Total Investments in Affiliated Funds (Cost: $7,622,308)(c)		$8,094,171

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $7,622,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$510,000
Unrealized depreciation	(38,000)

Net unrealized appreciation	$472,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$8,094,171	$—	$—	$8,094,171

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2015 Fund
(formerly known as RiverSource Retirement Plus 2015 Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (59.7%)

	Shares	Value(a)
International (11.2%)
RiverSource Disciplined International Equity Fund	355,029	$2,350,290

U.S. Large Cap (42.4%)
Columbia Large Core Quantitative Fund	941,693	4,491,877
Columbia Large Growth Quantitative Fund	271,564	2,186,088
Columbia Large Value Quantitative Fund	276,890	2,201,274

Total		8,879,239

U.S. Small Mid Cap (6.1%)
RiverSource Disciplined Small and Mid Cap Equity Fund	171,056	1,272,655

Total Equity Funds (Cost: $11,590,276)		$12,502,184

Fixed Income Funds (38.0%)

	Shares	Value(a)
Emerging Markets (3.3%)
Columbia Emerging Markets Bond Fund	61,407	$688,985

Global Bond (2.0%)
Columbia Global Bond Fund	58,314	417,525

High Yield (3.0%)
Columbia High Yield Bond Fund	233,492	628,093

Inflation Protected Securities (1.0%)
Columbia Inflation Protected Securities Fund	20,038	207,595

Investment Grade (28.7%)
Columbia Diversified Bond Fund	1,193,774	6,004,681

Total Fixed Income Funds (Cost: $7,567,701)		$7,946,879

Alternative Investments (1.0%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	20,308	(b)	$206,531

Total Alternative Investments (Cost: $200,470)			$206,531

Cash Equivalents (1.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	308,197	$308,197

Total Cash Equivalents (Cost: $308,197)		$308,197

Total Investments in Affiliated Funds (Cost: $19,666,644)(c)		$20,963,791

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $19,667,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,444,000
Unrealized depreciation	(147,000)

Net unrealized appreciation	$1,297,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$20,963,791	$—	$—	$20,963,791

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2020 Fund
(formerly known as RiverSource Retirement Plus 2020 Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (69.4%)

	Shares	Value(a)
International (13.3%)
RiverSource Disciplined International Equity Fund	444,752	$2,944,259

U.S. Large Cap (49.1%)
Columbia Large Core Quantitative Fund	1,176,216	5,610,550
Columbia Large Growth Quantitative Fund	327,682	2,637,838
Columbia Large Value Quantitative Fund	333,812	2,653,807

Total		10,902,195

U.S. Small Mid Cap (7.0%)
RiverSource Disciplined Small and Mid Cap Equity Fund	209,614	1,559,527

Total Equity Funds (Cost: $14,734,309)		$15,405,981

Fixed Income Funds (29.2%)

	Shares	Value(a)
Emerging Markets (2.0%)
Columbia Emerging Markets Bond Fund	40,040	$449,244

Global Bond (1.5%)
Columbia Global Bond Fund	46,407	332,276

High Yield (2.5%)
Columbia High Yield Bond Fund	208,979	562,153

Inflation Protected Securities (0.5%)
Columbia Inflation Protected Securities Fund	10,596	109,779

Investment Grade (22.7%)
Columbia Diversified Bond Fund	1,000,479	5,032,407

Total Fixed Income Funds (Cost: $6,211,108)		$6,485,859

Alternative Investments (1.0%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	21,426	(b)	$217,904

Total Alternative Investments (Cost: $214,471)			$217,904

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	109,167	$109,167

Total Cash Equivalents (Cost: $109,167)		$109,167

Total Investments in Affiliated Funds (Cost: $21,269,055)(c)		$22,218,911

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $21,269,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,158,000
Unrealized depreciation	(208,000)

Net unrealized appreciation	$950,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$22,218,911	$—	$—	$22,218,911

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2025 Fund
(formerly known as RiverSource Retirement Plus 2025 Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (79.3%)

	Shares	Value(a)
International (15.2%)
RiverSource Disciplined International Equity Fund	589,120	$3,899,973

U.S. Large Cap (56.1%)
Columbia Large Core Quantitative Fund	1,570,757	7,492,512
Columbia Large Growth Quantitative Fund	424,347	3,415,995
Columbia Large Value Quantitative Fund	431,496	3,430,393

Total		14,338,900

U.S. Small Mid Cap (8.0%)
RiverSource Disciplined Small and Mid Cap Equity Fund	275,251	2,047,870

Total Equity Funds (Cost: $19,774,420)		$20,286,743

Fixed Income Funds (19.8%)

	Shares	Value(a)
Emerging Markets (0.5%)
Columbia Emerging Markets Bond Fund	11,358	$127,437

Global Bond (1.0%)
Columbia Global Bond Fund	35,505	254,216

High Yield (3.0%)
Columbia High Yield Bond Fund	286,143	769,724

Inflation Protected Securities (0.5%)
Columbia Inflation Protected Securities Fund	12,205	126,448

Investment Grade (14.8%)
Columbia Diversified Bond Fund	753,111	3,788,148

Total Fixed Income Funds (Cost: $4,882,226)		$5,065,973

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	12,394	(b)	$126,043

Total Alternative Investments (Cost: $124,933)			$126,043

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	125,658	$125,658

Total Cash Equivalents (Cost: $125,658)		$125,658

Total Investments in Affiliated Funds (Cost: $24,907,237)(c)		$25,604,417

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $24,907,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$911,000
Unrealized depreciation	(214,000)

Net unrealized appreciation	$697,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$25,604,417	$—	$—	$25,604,417

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2030 Fund
(formerly known as RiverSource Retirement Plus 2030 Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (79.3%)

	Shares	Value(a)
International (15.3%)
RiverSource Disciplined International Equity Fund	581,717	$3,850,967

U.S. Large Cap (56.0%)
Columbia Large Core Quantitative Fund	1,550,028	7,393,633
Columbia Large Growth Quantitative Fund	417,797	3,363,265
Columbia Large Value Quantitative Fund	424,471	3,374,545

Total		14,131,443

U.S. Small Mid Cap (8.0%)
RiverSource Disciplined Small and Mid Cap Equity Fund	270,965	2,015,980

Total Equity Funds (Cost: $18,611,275)		$19,998,390

Fixed Income Funds (19.8%)

	Shares	Value(a)
Emerging Markets (0.5%)
Columbia Emerging Markets Bond Fund	11,398	$127,882

Global Bond (1.0%)
Columbia Global Bond Fund	34,943	250,190

High Yield (3.0%)
Columbia High Yield Bond Fund	282,412	759,689

Inflation Protected Securities (0.5%)
Columbia Inflation Protected Securities Fund	12,044	124,781

Investment Grade (14.8%)
Columbia Diversified Bond Fund	740,432	3,724,373

Total Fixed Income Funds (Cost: $4,816,700)		$4,986,915

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	12,204	(b)	$124,111

Total Alternative Investments (Cost: $122,993)			$124,111

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	123,191	$123,191

Total Cash Equivalents (Cost: $123,191)		$123,191

Total Investments in Affiliated Funds (Cost: $23,674,159)(c)		$25,232,607

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $23,674,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,655,000
Unrealized depreciation	(96,000)

Net unrealized appreciation	$1,559,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$25,232,607	$—	$—	$25,232,607

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2035 Fund
(formerly known as RiverSource Retirement Plus 2035 Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (79.3%)

	Shares	Value(a)
International (15.3%)
RiverSource Disciplined International Equity Fund	437,424	$2,895,744

U.S. Large Cap (56.0%)
Columbia Large Core Quantitative Fund	1,165,819	5,560,955
Columbia Large Growth Quantitative Fund	314,437	2,531,217
Columbia Large Value Quantitative Fund	319,575	2,540,624

Total		10,632,796

U.S. Small Mid Cap (8.0%)
RiverSource Disciplined Small and Mid Cap Equity Fund	203,916	1,517,134

Total Equity Funds (Cost: $14,347,867)		$15,045,674

Fixed Income Funds (19.8%)

	Shares	Value(a)
Emerging Markets (0.5%)
Columbia Emerging Markets Bond Fund	8,527	$95,671

Global Bond (1.0%)
Columbia Global Bond Fund	26,339	188,585

High Yield (3.0%)
Columbia High Yield Bond Fund	212,309	571,110

Inflation Protected Securities (0.5%)
Columbia Inflation Protected Securities Fund	9,035	93,599

Investment Grade (14.8%)
Columbia Diversified Bond Fund	557,504	2,804,247

Total Fixed Income Funds (Cost: $3,625,592)		$3,753,212

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	9,197	(b)	$93,537

Total Alternative Investments (Cost: $92,756)			$93,537

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	92,348	$92,348

Total Cash Equivalents (Cost: $92,348)		$92,348

Total Investments in Affiliated Funds (Cost: $18,158,563)(c)		$18,984,771

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $18,159,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$885,000
Unrealized depreciation	(59,000)

Net unrealized appreciation	$826,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$18,984,771	$—	$—	$18,984,771

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2040 Fund
(formerly known as RiverSource Retirement Plus 2040 Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (79.3%)

	Shares	Value(a)
International (15.2%)
RiverSource Disciplined International Equity Fund	313,841	$2,077,628

U.S. Large Cap (56.1%)
Columbia Large Core Quantitative Fund	837,125	3,993,087
Columbia Large Growth Quantitative Fund	226,645	1,824,495
Columbia Large Value Quantitative Fund	230,597	1,833,249

Total		7,650,831

U.S. Small Mid Cap (8.0%)
RiverSource Disciplined Small and Mid Cap Equity Fund	147,078	1,094,259

Total Equity Funds (Cost: $10,155,568)		$10,822,718

Fixed Income Funds (19.8%)

	Shares	Value(a)
Emerging Markets (0.5%)
Columbia Emerging Markets Bond Fund	5,874	$65,905

Global Bond (1.0%)
Columbia Global Bond Fund	18,964	135,785

High Yield (3.0%)
Columbia High Yield Bond Fund	152,382	409,907

Inflation Protected Securities (0.5%)
Columbia Inflation Protected Securities Fund	6,486	67,196

Investment Grade (14.8%)
Columbia Diversified Bond Fund	402,820	2,026,186

Total Fixed Income Funds (Cost: $2,616,682)		$2,704,979

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	6,594	(b)	$67,065

Total Alternative Investments (Cost: $66,503)			$67,065

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	66,922	$66,922

Total Cash Equivalents (Cost: $66,922)		$66,922

Total Investments in Affiliated Funds (Cost: $12,905,675)(c)		$13,661,684

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $12,906,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$838,000
Unrealized depreciation	(82,000)

Net unrealized appreciation	$756,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$13,661,684	$—	$—	$13,661,684

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Retirement Plus 2045 Fund
(formerly known as RiverSource Retirement Plus 2045 Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (79.5%)

	Shares	Value(a)
International (15.3%)
RiverSource Disciplined International Equity Fund	309,150	$2,046,570

U.S. Large Cap (56.2%)
Columbia Large Core Quantitative Fund	824,048	3,930,708
Columbia Large Growth Quantitative Fund	221,346	1,781,835
Columbia Large Value Quantitative Fund	224,691	1,786,297

Total		7,498,840

U.S. Small Mid Cap (8.0%)
RiverSource Disciplined Small and Mid Cap Equity Fund	143,428	1,067,101

Total Equity Funds (Cost: $9,983,469)		$10,612,511

Fixed Income Funds (19.8%)

	Shares	Value(a)
Emerging Markets (0.5%)
Columbia Emerging Markets Bond Fund	6,180	$69,336

Global Bond (1.0%)
Columbia Global Bond Fund	18,508	132,519

High Yield (3.0%)
Columbia High Yield Bond Fund	149,943	403,345

Inflation Protected Securities (0.5%)
Columbia Inflation Protected Securities Fund	6,367	65,961

Investment Grade (14.8%)
Columbia Diversified Bond Fund	391,432	1,968,903

Total Fixed Income Funds (Cost: $2,558,909)		$2,640,064

Alternative Investments (0.5%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	6,483	(b)	$65,931

Total Alternative Investments (Cost: $65,397)			$65,931

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Markey Fund	65,454	$65,454

Total Cash Equivalents (Cost: $65,454)		$65,454

Total Investments in Affiliated Funds (Cost: $12,673,229)(c)		$13,383,960

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $12,673,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$826,000
Unrealized depreciation	(115,000)

Net unrealized appreciation	$711,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$13,383,960	$—	$—	$13,383,960

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments
Columbia 120/20 Contrarian Equity Fund
(formerly known as RiverSource 120/20 Contrarian Equity Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.1%)
Spirit Aerosystems Holdings, Inc., Class A	18,285	(b)	$372,100

Airlines (1.2%)
AMR Corp.	13,329	(b)	94,369
Continental Airlines, Inc., Class B	2,259	(b)	56,520
Delta Air Lines, Inc.	13,569	(b)	161,200
US Airways Group, Inc.	10,983	(b)	119,166

Total			431,255

Capital Markets (1.2%)
The Goldman Sachs Group, Inc.	2,874		433,457

Chemicals (6.1%)
Agrium, Inc.	6,746	(c)	424,998
EI du Pont de Nemours & Co.	25,422		1,033,913
The Dow Chemical Co.	25,167		687,814

Total			2,146,725

Commercial Banks (0.7%)
Wells Fargo & Co.	8,901		246,825

Commercial Services & Supplies (0.9%)
Ritchie Bros Auctioneers, Inc.	16,559	(c)	308,163

Communications Equipment (2.3%)
Cisco Systems, Inc.	35,009	(b)	807,658

Computers & Peripherals (3.7%)
Hewlett-Packard Co.	28,797		1,325,814

Diversified Financial Services (4.1%)
Bank of America Corp.	93,979		1,319,465
Pico Holdings, Inc.	4,215	(b)	132,098

Total			1,451,563

Diversified Telecommunication Services (1.3%)
Qwest Communications International, Inc.	82,009		464,171

Electrical Equipment (3.1%)
Cooper Industries PLC	24,414		1,102,292

Energy Equipment & Services (3.6%)
Baker Hughes, Inc.	12,588		607,623
Halliburton Co.	15,378		459,495
Transocean Ltd.	4,672	(b,c)	215,893

Total			1,283,011

Issuer	Shares		Value(a)
Food & Staples Retailing (2.6%)
CVS Caremark Corp.	30,318		930,459

Health Care Providers & Services (1.4%)
Universal Health Services, Inc., Class B	13,910		500,343

Insurance (10.3%)
ACE Ltd.	17,495	(c)	928,635
Chubb Corp.	10,655		560,773
Everest Re Group Ltd.	9,255	(c)	718,373
XL Group PLC	83,369	(c)	1,478,131

Total			3,685,912

IT Services (2.0%)
Accenture PLC, Class A	17,547	(c)	695,563

Life Sciences Tools & Services (3.1%)
Life Technologies Corp.	16,147	(b)	694,160
Thermo Fisher Scientific, Inc.	8,657	(b)	388,353

Total			1,082,513

Machinery (9.3%)
Caterpillar, Inc.	9,908		691,082
Deere & Co.	14,570		971,527
Eaton Corp.	7,319		574,249
Ingersoll-Rand PLC	17,108	(c)	640,866
Parker Hannifin Corp.	6,815		423,348

Total			3,301,072

Media (3.1%)
National CineMedia, Inc.	41,977		753,067
Regal Entertainment Group, Class A	24,933		332,856

Total			1,085,923

Metals & Mining (2.2%)
Freeport-McMoRan Copper & Gold, Inc.	5,043		360,776
Nucor Corp.	10,473		409,913

Total			770,689

Multiline Retail (1.5%)
Kohl’s Corp.	10,880	(b)	518,867

Multi-Utilities (2.3%)
Sempra Energy	16,168		804,358

Oil, Gas & Consumable Fuels (3.5%)
Enbridge, Inc.	17,652	(c)	858,593
Suncor Energy, Inc.	11,746	(c)	387,031

Total			1,245,624

Issuer	Shares		Value(a)
Paper & Forest Products (2.0%)
Louisiana-Pacific Corp.	46,739	(b)	340,260
Schweitzer-Mauduit International, Inc.	7,272		384,907

Total			725,167

Pharmaceuticals (7.1%)
Bristol-Myers Squibb Co.	27,259		679,294
Forest Laboratories, Inc.	18,064	(b)	501,276
Mylan, Inc.	38,947	(b)	677,678
Pfizer, Inc.	43,148		647,220

Total			2,505,468

Semiconductors & Semiconductor Equipment (3.0%)
Intel Corp.	37,302		768,421
LSI Corp.	72,868	(b)	293,658

Total			1,062,079

Software (8.2%)
Check Point Software Technologies Ltd.	12,232	(b,c)	416,133
Microsoft Corp.	37,504		967,978
Oracle Corp.	52,143		1,232,660
Symantec Corp.	21,776	(b)	282,435

Total			2,899,206

Specialty Retail (2.0%)
Bed Bath & Beyond, Inc.	9,000	(b)	340,920
Best Buy Co., Inc.	10,787		373,877

Total			714,797

Tobacco (3.0%)
Lorillard, Inc.	13,751		1,048,376

Trading Companies & Distributors (2.7%)
WW Grainger, Inc.	8,457		947,269

Total Common Stocks (Cost: $36,133,236)			$34,896,719

Bonds (0.5%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Automotive
Ford Motor Co.
Senior Unsecured Convertible
11-15-16	4.250%	$114,000	$173,326

Total Bonds (Cost: $114,000)			$173,326

Money Market Fund (1.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	388,564	(d)	$388,564

Total Money Market Fund (Cost: $388,564)			$388,564

Total Investments in Securities
(Cost: $36,635,800)(e)	$35,458,609

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Total Return Equity Swap Contracts Outstanding at July 31, 2010

			Expiration	Notional	Unrealized	Unrealized
Counterparty	Fund receives	Fund pays	date	amount	appreciation	depreciation

JPMorgan Chase Bank, N.A.	Total return on a custom basket of airline industry securities	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 25, 2010	$735,262	$91,589	$—

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the Dow Jones U.S. Select Oil Exploration & Production Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 26, 2010	723,274	13,253	—

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the S&P North American Technology Semiconductor Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 26, 2010	1,293,507	—	(47,417)

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the S&P Small Cap 600 Index	Nov. 26, 2010	1,985,852	—	(70,062)

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the Russell 1000 Growth Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 26, 2010	1,625,220	32,972	—

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the Dow Jones U.S. Industrials Index	Nov. 26, 2010	1,849,885	—	(121,955)

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the S&P 100 Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 26, 2010	732,836	19,194	—

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the following sectors: industrials, energy, information technology, financials, consumer discretionary, health care, consumer staples, materials, utilities, and telecommunication services	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 26, 2010	1,905,480	50,467	—

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of consumer staples sector securities	Nov. 26, 2010	1,723,213	—	(16,149)

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the Utilities Select Sector Index	Nov. 26, 2010	1,470,619	—	(9,407)

JPMorgan Chase Bank, London Branch	Floating rate based on 1-month LIBOR less 0.80%	Total return on a custom basket of commercial banking industry securities	April 19, 2011	811,859	28,461	—

Total					$235,936	$(264,990)

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At July 31, 2010, the value of foreign securities, excluding short-term securities, represented 19.99% of net assets.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(e)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $36,636,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,524,000
Unrealized depreciation	(3,701,000)

Net unrealized depreciation	$(1,177,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1
	quoted prices	Level 2
	in active	other	Level 3
	markets for	significant	significant
	identical	observable	unobservable
Description(a)	assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$34,896,719	$—	$—	$34,896,719

Total Equity Securities	34,896,719	—	—	34,896,719

Bonds
Corporate Debt Securities	—	173,326	—	173,326

Total Bonds	—	173,326	—	173,326

Other
Affiliated Money Market Fund(c)	388,564	—	—	388,564

Total Other	388,564	—	—	388,564

Investments in Securities	35,285,283	173,326	—	35,458,609
Other Financial Instruments(d)	—	(29,054)	—	(29,054)

Total	$35,285,283	$144,272	$—	$35,429,555

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Columbia Recovery and Infrastructure Fund
(formerly known as RiverSource Recovery and Infrastructure Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (6.3%)
Goodrich Corp.	46,539		$3,391,297
Honeywell International, Inc.	328,397		14,075,096
ITT Corp.	251,859		11,867,596
The Boeing Co.	101,531		6,918,322

Total			36,252,311

Automobiles (3.3%)
Ford Motor Co.	1,467,911	(b,d)	18,745,223

Chemicals (5.0%)
EI du Pont de Nemours & Co.	166,628		6,776,761
Nalco Holding Co.	440,783		10,750,697
The Dow Chemical Co.	398,646		10,894,995

Total			28,422,453

Communications Equipment (7.2%)
Harris Corp.	152,156		6,775,507
Opnext, Inc.	1,037,044	(b,d)	1,866,679
Telefonaktiebolaget LM Ericsson, ADR	828,716	(c)	9,115,876
Tellabs, Inc.	3,390,387		23,664,901

Total			41,422,963

Computers & Peripherals (1.6%)
EMC Corp.	469,797	(b)	9,297,283

Construction & Engineering (20.8%)
Chicago Bridge & Iron Co. NV	1,000,849	(b,c)	22,529,111
Fluor Corp.	115,767		5,590,388
Foster Wheeler AG	703,081	(b,c)	16,184,925
Insituform Technologies, Inc., Class A	731,596	(b)	16,753,548
Jacobs Engineering Group, Inc.	259,884	(b)	9,503,958
KBR, Inc.	1,128,818		25,262,948
Quanta Services, Inc.	314,567	(b)	6,756,899
The Shaw Group, Inc.	272,135	(b)	8,719,205
URS Corp.	214,734	(b)	8,673,106

Total			119,974,088

Construction Materials (1.1%)
Martin Marietta Materials, Inc.	37,523	(d)	3,204,464
Vulcan Materials Co.	63,359	(d)	2,866,361

Total			6,070,825

Electrical Equipment (3.6%)
ABB Ltd., ADR	615,835	(b,c)	12,427,550
Cooper Industries PLC	186,437		8,417,631

Total			20,845,181

Issuer	Shares		Value(a)
Electronic Equipment, Instruments & Components (12.5%)
Celestica, Inc.	439,848	(b,c)	3,914,647
Coherent, Inc.	353,563	(b)	13,088,902
Flextronics International Ltd.	2,486,366	(b,c)	15,465,197
Jabil Circuit, Inc.	98,483		1,428,988
Newport Corp.	707,410	(b)	9,005,329
Sanmina-SCI Corp.	2,176,336	(b,d)	27,356,544
Tyco Electronics Ltd.	43,039	(c)	1,162,053

Total			71,421,660

Energy Equipment & Services (5.1%)
Baker Hughes, Inc.	225,131		10,867,073
Halliburton Co.	473,410		14,145,491
Schlumberger Ltd.	70,721		4,219,215

Total			29,231,779

Industrial Conglomerates (4.0%)
McDermott International, Inc.	557,766	(b)	13,113,078
Textron, Inc.	180,780	(d)	3,752,993
Tyco International Ltd.	152,606	(c)	5,841,758

Total			22,707,829

IT Services (0.5%)
IBM Corp.	21,414		2,749,558

Machinery (17.6%)
AGCO Corp.	274,179	(b)	9,530,462
Astec Industries, Inc.	354,899	(b)	11,126,084
Caterpillar, Inc.	187,032		13,045,482
CNH Global NV	49,311	(b,c)	1,517,793
Crane Co.	114,817		4,080,596
Deere & Co.	181,386		12,094,818
Eaton Corp.	72,970		5,725,226
ESCO Technologies, Inc.	51,134	(d)	1,524,305
Ingersoll-Rand PLC	172,697	(c)	6,469,230
Parker Hannifin Corp.	81,695		5,074,893
Terex Corp.	785,387	(b,d)	15,503,539
Timken Co.	212,755		7,152,823
Trinity Industries, Inc.	411,668	(d)	8,385,677

Total			101,230,928

Metals & Mining (4.6%)
Alcoa, Inc.	1,141,555	(d)	12,751,169
Freeport-McMoRan Copper & Gold, Inc.	187,267		13,397,082

Total			26,148,251

Oil, Gas & Consumable Fuels (1.8%)
El Paso Corp.	690,288		8,504,349
Petroleo Brasileiro SA, ADR	50,906	(c,d)	1,852,978

Total			10,357,327

Paper & Forest Products (0.5%)
Weyerhaeuser Co.	179,488	(d)	2,911,295

Road & Rail (0.4%)
Union Pacific Corp.	34,034		2,541,319

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (2.9%)
Brooks Automation, Inc.	829,730	(b,d)	6,330,840
Intel Corp.	487,659		10,045,775

Total			16,376,615

Software (0.2%)
Microsoft Corp.	53,972		1,393,017

Total Common Stocks (Cost: $467,325,300)			$568,099,905

Money Market Fund (0.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	572,746	(f)	$572,746

Total Money Market Fund (Cost: $572,746)			$572,746

Investments of Cash Collateral Received for Securities on Loan (4.6%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.2%)
Grampian Funding LLC
08-11-10	0.360%	$999,700	$999,700

Certificates of Deposit (0.8%)
Commerzbank AG
08-09-10	0.450	1,000,000	1,000,000
Dexia Credit Local
08-16-10	0.630	1,000,009	1,000,009
DZ Bank AG
08-09-10	0.470	1,000,000	1,000,000
08-12-10	0.450	500,000	500,000
Landesbank Hessen Thuringen
08-06-10	0.440	999,634	999,634

Total			4,499,643

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (3.6%)(e)
Cantor Fitzgerald & Co. dated 07-30-10, matures 08-02-10, repurchase price $10,000,192	0.230	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 07-30-10, matures 08-02-10, repurchase price $3,000,060	0.240	3,000,000	3,000,000
Pershing LLC dated 07-30-10, matures 08-02-10, repurchase price $5,000,129	0.310	5,000,000	5,000,000
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price $2,292,790	0.210	2,929,739	2,929,739

Total			20,929,739

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $26,429,082)			$26,429,082

Total Investments in Securities (Cost: $494,327,128)(g)			$595,101,733

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments
ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At July 31, 2010, the value of foreign securities, excluding short-term securities, represented 16.82% of net assets.

(d)	At July 31, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security description	Value (a)

Fannie Mae Discount Notes	$227
Fannie Mae Grantor Trust	2,057
Fannie Mae Interest Strip	113,099
Fannie Mae Pool	1,055,802
Fannie Mae Principal Strip	9,624
Fannie Mae REMICS	838,846
Fannie Mae Whole Loan	135
Federal Farm Credit Bank	215,916
Federal Home Loan Bank Discount Notes	222,022
Federal Home Loan Banks	1,606,380
Federal Home Loan Mortgage Corp	137,846
Federal National Mortgage Association	365,927
FHLMC Structured Pass Through Securities	312,296
Freddie Mac Coupon Strips	728
Freddie Mac Discount Notes	53,312
Freddie Mac Non Gold Pool	464,020
Freddie Mac Reference REMIC	8,041
Freddie Mac REMICS	503,765
Freddie Mac Strips	67,517
Ginnie Mae I Pool	669,640
Ginnie Mae II Pool	592,287
Government National Mortgage Association	199,173
United States Treasury Bill	2,148,290
United States Treasury Inflation Indexed Bonds	85,657
United States Treasury Strip Coupon	499,632
United States Treasury Strip Principal	27,761

Total market value of collateral securities	$10,200,000

Mizuho Securities USA, Inc. (0.240%)

Security description	Value (a)

Fannie Mae Pool	$1,090,728
Fannie Mae REMICS	753,620
Freddie Mac Gold Pool	397,053
Freddie Mac Non Gold Pool	16,741
Freddie Mac REMICS	501,602
Ginnie Mae I Pool	299,978
Ginnie Mae II Pool	278

Total market value of collateral securities	$3,060,000

Pershing LLC (0.310%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$12,980
Fannie Mae Pool	2,059,599
Fannie Mae REMICS	194,523
Federal Farm Credit Bank	17,533
Federal Home Loan Banks	53,165
Federal Home Loan Mortgage Corp	3,455
Federal National Mortgage Association	338
Freddie Mac Gold Pool	553,904
Freddie Mac Non Gold Pool	61,886
Freddie Mac REMICS	179,566
Ginnie Mae I Pool	112,198
Ginnie Mae II Pool	225,627
Government National Mortgage Association	58,451
United States Treasury Inflation Indexed Bonds	102,767
United States Treasury Note/Bond	1,063,925
United States Treasury Strip Coupon	145,868
United States Treasury Strip Principal	254,215

Total market value of collateral securities	$5,100,000

UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$665,818
Fannie Mae Principal Strip	127,181
Federal Farm Credit Bank	352,799
Federal Home Loan Mortgage Corp	1,250,088
Freddie Mac Strips	592,456

Total market value of collateral securities	$2,988,342

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(g)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $494,327,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$116,599,000
Unrealized depreciation	(15,824,000)

Net unrealized appreciation	$100,775,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$568,099,905	$—	$—	$568,099,905

Total Equity Securities	568,099,905	—	—	568,099,905

Other
Affiliated Money Market Fund(c)	572,746	—	—	572,746
Investments of Cash Collateral Received for Securities on Loan	—	26,429,082	—	26,429,082

Total Other	572,746	26,429,082	—	27,001,828

Total	$568,672,651	$26,429,082	$—	$595,101,733

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Series Trust
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	September 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	September 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox Treasurer and Principal Financial Officer

Date	September 28, 2010